CONVERTIBLE DEBT SECURITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 14, 2021	Jun. 03, 2021	Apr. 26, 2021
Offsetting Assets [Line Items]
Face amount	$ 378,263		$ 2,000,000	$ 100,000	$ 825,000
Amortization of discount	515,975	$ 51,739
Initial loss	20,941	20,941
Change in Fair Market Value	687,124	54,623
Derivative balance	533,753	1,220,880
Change in Fair Market Value	(687,124)	$ (54,623)
Transaction expense	0
Convertible Debt 1 [Member]
Offsetting Assets [Line Items]
Face amount	90,228
Amortization of discount	0
Initial loss	58,959
Change in Fair Market Value	19,840
Derivative balance	128,370
Change in Fair Market Value	(19,840)
Convertible Debt 2 [Member]
Offsetting Assets [Line Items]
Face amount	162,150
Amortization of discount	0
Initial loss	74,429
Change in Fair Market Value	35,654
Derivative balance	230,692
Change in Fair Market Value	(35,654)
Convertible Debt 3 [Member]
Offsetting Assets [Line Items]
Face amount	72,488
Amortization of discount	0
Initial loss	11,381
Change in Fair Market Value	15,938
Derivative balance	103,130
Change in Fair Market Value	(15,938)
Convertible Debt 4 [Member]
Offsetting Assets [Line Items]
Face amount	53,397
Amortization of discount	0
Initial loss	7,850
Change in Fair Market Value	16,767
Derivative balance	71,561
Change in Fair Market Value	(16,767)
Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Face amount	$ 378,263